Marketable securities (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Marketable Securities [Abstract]
Number of shares received on sale of net smelter return royalty	1,125,000		1,125,000
Sale of marketable securities shares sold		813,200	311,800
Proceeds from the sale of marketable securities, net of costs		$ 3,335,330	$ 1,438,980
Realized loss on sale of marketable securities		$ 2,682,350	$ 868,340